EQUITY	12 Months Ended
Dec. 31, 2025
Equity [abstract]
EQUITY	EQUITY
a.Share capital

	As of December 31,
	2025	2024
Ordinary shares, $0.002 par value (Note ii)	$29	$29
i.Share Consolidation
On October 6, 2025, the Company effected a 1-for-20 share consolidation. As a result, each twenty ordinary shares issued and outstanding immediately prior to the effective time were automatically combined into one ordinary share. The authorized share capital was adjusted accordingly. No fractional shares were issued in connection with the share consolidation; fractional entitlements were rounded in accordance with the Company’s governing documents. Following the share consolidation, the Company had 14,773,488 ordinary shares outstanding as of December 31, 2025.
ii.Ordinary shares

	Unit: in Thousands of Shares
	As of December 31,
	2025	2024
Ordinary shares

Number of shares authorized	22,500	22,500
Number of shares issued and fully paid	14,773	14,767
The movements of the number of ordinary shares issued and fully paid were as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31,
	2025	2024	2023
Number of shares as of January 1	14,767	12,286	12,210
Issuance of ordinary shares in relation to the Merger or Subscription Agreements	—	2,470	—
Issuance of restricted shares	—	4	—
Reacquisition of restricted shares due to forfeiture	(14)	(30)	(13)
Issuance of ordinary shares in relation to vesting of restricted stock units	20	37	89
Number of shares as of December 31	14,773	14,767	12,286
Each ordinary share carries one vote and the right for dividends.
Gogoro consummated a share subscription agreement with Gold Sino Assets Limited ("Gold Sino") on May 31, 2024. Pursuant to the agreement with Gold Sino, Gogoro issued 32,516,095 ordinary shares (1,625,805 ordinary shares on a post-share consolidation basis), at a price of $1.5377 per share ($30.754 per share on a post-share consolidation basis), for an aggregated purchase price at $50.0 million, with warrants granted to Gold Sino to purchase, a portion or all, 10,838,698 ordinary shares (541,935 ordinary shares on a post-share consolidation basis) of Gogoro in the successive five years immediately after the issuance. The Company recorded such warrants as an equity on our consolidated financial statements, as those warrants (i) do not contain a contractual obligation of Gogoro to deliver cash or other financial assets to another entity and (ii) are consistent with a fixed-for-fixed option pricing model. The warrants were valuated and recorded at $10.0 million in stockholders' equity and remained classified within stockholders' equity through their expiration.
On June 24, 2024, Gogoro entered into a share subscription agreement with Castrol Holdings International Limited (“Castrol”), pursuant to which Gogoro issued 16,887,328 ordinary shares (844,366 ordinary shares on a post-share consolidation basis, at a price of $1.4804 per share ($29.608 per share on a post-share consolidation basis), for an aggregated price at $25.0 million. In connection with the Subscription Agreement, the parties also entered into a letter agreement and a registration rights agreement, which provided Castrol with certain put option rights to require the
Company to repurchase all or a portion of the subscribed shares at the original purchase price under specified circumstances.
On February 17, 2025, the Company and Castrol entered into amended and restated agreements, which revised the terms of the put option arrangement. Under the amended terms, if certain conditions are not satisfied by December 31, 2025, Castrol has the right during the twelve-month period following such date to require the Company to repurchase all or a portion of the subscribed shares at a price per share equal to the original purchase price. In addition, until December 31, 2026, Castrol may require the Company to repurchase all or a portion of the subscribed shares upon the occurrence of specified events, including a change of control of the Company, a material breach by the Company under the relevant agreements, or a delisting event, as defined in the agreements. Due to the existence of the put option rights, the Company accounted for the instrument as a financial liability measured at the present value of the repurchase amount. The financial liability was initially recognized at $24.2 million on the issuance date and is subsequently measured at amortized cost using the effective interest method. Prior to the amendment, the liability was accreted using the effective interest method. Upon amendment of the agreements, the liability was remeasured to reflect the revised terms, resulting in an adjustment to its carrying amount, with the difference recognized in other operating expenses. As of December 31, 2025, the carrying amount of the liability was $25.0 million and included in current and non-current financial liabilities in the consolidated balance sheets.
b.Reserves

	As of December 31,
	2025	2024
Capital surplus - Issuance of ordinary shares	$649,441	$649,440
Capital surplus - Share-based compensation, net	84,789	82,479
Capital surplus - Changes in percentage of ownership in associates	3,307	2,541
Accumulated deficits	(628,701)	(548,732)
Exchange Difference on Translation	(625)	(9,217)
	$108,211	$176,511
Retained earnings and dividend policy
1)Subject to any rights and restrictions for the time being attached to any shares, or as otherwise provided for in the Companies Act and the Articles of Association of Gogoro, the board of directors of Gogoro may from time to time declare dividends (including interim dividends) and other distributions on shares of Gogoro in issue and authorize payment of the same out of the funds of Gogoro lawfully available therefor.
2)Subject to any rights and restrictions for the time being attached to any shares, Gogoro by ordinary resolution may declare dividends, but no dividend shall exceed the amount recommended by the board of directors of Gogoro.
3)The board of directors may determine, before recommending or declaring any dividend, to set aside out of the funds legally available for distribution such sums as they think proper as a reserve or reserves which shall be applicable for meeting contingencies, or for equalizing dividends or for any other purpose to which those funds may be properly applied and pending such application may, at the determination of the board of directors of Gogoro, either be deployed in business of Gogoro or be invested in such investments as the board of directors of Gogoro may from time to time think fit.